Expendable spare parts and supplies, net of provision for obsolescence	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expendable spare parts and supplies, net of provision for obsolescence
(10)	Expendable spare parts and supplies, net of provision for obsolescence
Expendable spare parts and supplies as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Expendable spare parts	$79,427	$83,151
Supplies	8,907	7,244

Total	$88,334	$90,395

For the years ended December 31, 2019, 2018 and 2017 expendable spare parts and supplies in the amount of $63,229, $84,662 and $60,027, respectively, were recognized as maintenance expense.
Changes during the year in the provision for expandable spare parts and suppliers obsolescence as follows:

	December 31, 2019	December 31, 2018
Balance at beginning of year	$6,505	$18,631
Expense (reversal) for obsolete inventory	2,075	(3,203)
Write-offs against the allowance	(3,250)	(8,923)

Balance at end of year	$5,330	$6,505